SHARE-BASED PAYMENTS - Summary of the activity for the restricted shares issued under the share award scheme (Details) - 2013 Share Award Scheme - Restricted Shares $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
SHARE-BASED PAYMENTS
Number of shares - Outstanding at beginning | shares	4,079,582
Number of shares - Vested | shares	(2,333,820)
Number of shares - Forfeited | shares	(321,195)
Number of shares - Outstanding at ending | shares	1,424,567
Number of shares - Expected to vest | shares	1,424,567
Weighted-average grant date fair value - Outstanding at beginning | $ / shares	$ 1.82
Weighted-average grant date fair value - Vested | $ / shares	1.66
Weighted-average grant date fair value - Forfeited | $ / shares	2.07
Weighted-average grant date fair value - Outstanding at ending | $ / shares	2.03
Weighted-average grant date fair value - Expected to vest | $ / shares	$ 2.03
Aggregate intrinsic value - Outstanding at beginning | $	$ 2,853
Aggregate intrinsic value - Outstanding at ending | $	982
Aggregate intrinsic value - Expected to vest | $	$ 982